Stock-Based Compensation - Schedule of Unvested Restricted Stock Activity (Detail) - Restricted Stock	6 Months Ended
Jun. 30, 2020 $ / shares shares
Shares
Nonvested at the beginning | shares	2,038,955
Nonvested, Granted | shares	879
Nonvested, Vested | shares	(150,379)
Nonvested, Forfeited or canceled | shares	(634,491)
Nonvested at the ending | shares	1,254,965
Weighted Average Grant-Date Fair Value
Nonvested at the beginning | $ / shares	$ 2.04
Nonvested, Granted | $ / shares	2.34
Nonvested, Vested | $ / shares	0.57
Nonvested, Forfeited or canceled | $ / shares	1.83
Nonvested at the ending | $ / shares	$ 2.33